Related party transactions and balances (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 22, 2022 GWh	Jan. 31, 2021	Dec. 31, 2023 USD ($) € / MWh	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 € / MWh
Related party transactions and balances
Receivables, Non-Current			$ 1,658	$ 1,600
Receivables, Current			2,772	2,675
Payables, Current			2,429	1,790
Raw materials and energy consumption for production			35,962	132,717	$ 132,566
Other Operating Expenses			$ 1,193	3,367	4,930
PPA EnergyaVM | Cash flow hedges
Related party transactions and balances
Fixed Energy Price | € / MWh						77
Power Purchase Agreement (PPA)
Related party transactions and balances
Power supplied per agreement | GWh	65
Period for commencement of operation of the plants	10 years
Percentage of total power consumption of the Sabon plant	10.00%
Maximum | Power Purchase Agreement (PPA)
Related party transactions and balances
Fixed Energy Price | € / MWh			77
Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current			$ 2,772	2,675
Related party transaction loan maturity term			1 year
Inmobiliaria Espacio, S.A. | EURIBOR
Related party transactions and balances
Applicable margin (as a percent)			2.75%
Villar Mir Energia, S.L.U.
Related party transactions and balances
Receivables, Non-Current				1,600
Receivables, Current				10
Raw materials and energy consumption for production				128,211	132,566
Expenses Income Related Party Transactions			$ (18)
Other Operating Expenses			$ 1	1,612	1,365
Villar Mir Energia, S.L.U. | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Term of contract			1 year
Renewed term		2 years
Additional Renewal extension term		1 year
Contract termination notice period		30 days
Espacio Information Technology, S.A.U.
Related party transactions and balances
Payables, Current				1,800
Other Operating Expenses				1,008	3,266
Energya VM Gestion, S.L
Related party transactions and balances
Raw materials and energy consumption for production			$ 35,980	4,506
Other Operating Expenses			1,137	646	120
Energya VM Gestion de la Energia, S.L.
Related party transactions and balances
Receivables, Non-Current			1,658
Payables, Current			2,429
Aurinka
Related party transactions and balances
Other Operating Expenses					111
Other related parties
Related party transactions and balances
Other Operating Expenses			$ 55	$ 101	$ 68